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                               RYDEX SERIES FUNDS

                        SUPPLEMENT DATED OCTOBER 10, 2000
               TO THE RYDEX SERIES FUNDS C CLASS SHARES PROSPECTUS
                             DATED OCTOBER 9, 2000,
                      RYDEX SERIES FUNDS INVESTOR CLASS AND
       ADVISOR CLASS PROSPECTUSES, AND STATEMENT OF ADDITIONAL INFORMATION
              DATED AUGUST 1, 2000 AS SUPPLEMENTED OCTOBER 9, 2000


This supplement provides new and additional information beyond that contained in the Prospectuses and Statement of Additional Information (SAI) and should be read in conjunction with the Prospectuses and SAI.

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ON NOVEMBER 30, 2000 THE RYDEX SERIES FUNDS AND THE ADVISOR WILL BE MOVING TO A
NEW LOCATION. THE NEW LOCATION'S INFORMATION IS CURRENTLY INCLUDED IN THE PROSPECTUSES AND SAI. UNTIL THAT DATE ALL REFERENCES TO THE ADDRESS AND PHONE AND FAX NUMBERS OF THE RYDEX SERIES FUNDS, ITS OFFICERS AND TRUSTEES, AND THE ADVISOR SHOULD BE REPLACED WITH THE FOLLOWING INFORMATION:

                  ADDRESS  -     6116 Executive Boulevard
                                 Suite 400
                                 Rockville, MD 20852

                  PHONE -        (301) 468-8520
                                 1-800-820-0888

                  FAX -          (301) 468-8585


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                          PLEASE RETAIN THIS SUPPLEMENT
                             UNTIL NOVEMBER 30, 2000